Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
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Detail of financial liabilities
10.1 Detail of financial liabilities

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
Lease debts	71,526	66,591
State Guaranteed loan « PGE »	18,770	14,433
Non-current financial liabilities	1,259	1,203

Total non-current financial liabilities and non-current lease debts	91,555	82,227

Research Tax Credit prefinancing	—	5,667
Lease debts	8,329	8,091
State Guaranteed loan « PGE »	2,246	4,841
Current financial liabilities	108	801

Total current financial liabilities and current lease debts	10,683	19,400

Trade payables	23,762	24,159
Other current liabilities	13,731	10,884

Total Financial liabilities	139,731	136,670

Due dates of the financial liabilities
10.2 Due dates of the financial liabilities

Balance as of June 30, 2022	Book value	Less than One Year	One to Five Years	More than Five Years

	$ in thousands
Lease debts	74,681	8,091	31,574	35,017
Financial liabilities	26,946	11,310	14,978	658

Financial liabilities	101,627	19,400	46,552	35,675

Trade payables	24,159	24,159	—	—
Other current liabilities	10,884	10,884	—	—

Total financial liabilities	136,670	54,443	46,552	35,675